Expense Example - (John Hancock Disciplined Value International Fund)	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class A Expense Example, with Redemption, 1 Year	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class A Expense Example, with Redemption, 3 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class A Expense Example, with Redemption, 5 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class A Expense Example, with Redemption, 10 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class C Expense Example, with Redemption, 1 Year	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class C Expense Example, with Redemption, 3 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class C Expense Example, with Redemption, 5 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class C Expense Example, with Redemption, 10 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class I Expense Example, with Redemption, 1 Year	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class I Expense Example, with Redemption, 3 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class I Expense Example, with Redemption, 5 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class I Expense Example, with Redemption, 10 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class R2 Expense Example, with Redemption, 1 Year	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class R2 Expense Example, with Redemption, 3 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class R2 Expense Example, with Redemption, 5 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class R2 Expense Example, with Redemption, 10 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class R4 Expense Example, with Redemption, 1 Year	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class R4 Expense Example, with Redemption, 3 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class R4 Expense Example, with Redemption, 5 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class R4 Expense Example, with Redemption, 10 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class R6 Expense Example, with Redemption, 1 Year	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class R6 Expense Example, with Redemption, 3 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class R6 Expense Example, with Redemption, 5 Years	(John Hancock Disciplined Value International Fund - Classes A, C, I, R2, R4 and R6) Class R6 Expense Example, with Redemption, 10 Years	(John Hancock Disciplined Value International Fund - Class R5) Class R5 Expense Example, with Redemption, 1 Year	(John Hancock Disciplined Value International Fund - Class R5) Class R5 Expense Example, with Redemption, 3 Years	(John Hancock Disciplined Value International Fund - Class R5) Class R5 Expense Example, with Redemption, 5 Years	(John Hancock Disciplined Value International Fund - Class R5) Class R5 Expense Example, with Redemption, 10 Years	(John Hancock Disciplined Value International Fund - Class NAV) Class NAV Expense Example, with Redemption, 1 Year	(John Hancock Disciplined Value International Fund - Class NAV) Class NAV Expense Example, with Redemption, 3 Years	(John Hancock Disciplined Value International Fund - Class NAV) Class NAV Expense Example, with Redemption, 5 Years	(John Hancock Disciplined Value International Fund - Class NAV) Class NAV Expense Example, with Redemption, 10 Years
USD ($)	609	843	1,095	1,816	291	593	1,020	2,015	90	283	492	1,095	130	408	707	1,556	105	351	617	1,376	80	251	438	977	85	267	465	1,036	79	248	432	965